Earnings (loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Loss after Income Tax
	Consolidated
	2022	2021	2020	2023
	AUD$	AUD$	AUD$	$

Loss after income tax attributable to the owners of the Company	(6,871,965)	(341,469)	(2,704,845)	(4,700,424)

Schedule of Weighted Average Number of Ordinary Shares
	Number	Number	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings (loss) per share	1,328,152,166	664,158,704	297,914,797	1,328,152,166

Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share	1,328,152,166	664,158,704	297,914,797	1,328,152,166

Schedule of Earnings Per Share
	AUD$ Cents	AUD$ Cents	AUD$ Cents	$ Cents

Basic earnings (loss) per share	(0.52)	(0.05)	(0.91)	(0.35)
Diluted earnings (loss) per share	(0.52)	(0.05)	(0.91)	(0.35)